TRADE PAYABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables	R$ 6,723,077	R$ 6,657,702
(-) Adjustment present value	(79,893)	(112,078)
Trade payable, net	6,643,184	6,545,624
Current Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Non current	6,596,915	6,446,999
Non Current Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Non current	R$ 46,269	R$ 98,625